CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows (used in)/from operating activities:
Net (loss)		$ (241.7)	$ (145.8)	$ (266.4)
Proportion due to non-controlling interest		1.2	(1.0)	(1.3)
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization		39.8	43.4	62.2
Impairment of lease assets		12.3	0.0	0.0
Amortization of right-of-use operating lease assets		13.4	0.0	0.0
Interest on operating lease liabilities		4.6	0.0	0.0
Share-based compensation		0.0	10.1	9.8
Realized and unrealized investment gains		(97.1)	(110.0)	(148.9)
Realized and unrealized investment losses		10.9	174.7	28.4
Deferred taxes		24.7	(7.1)	(32.5)
Change in fair value of loan notes issued by variable interest entities		3.1	4.4	(21.2)
Net realized and unrealized investment foreign exchange (gains)/losses		28.1	(0.8)	(15.0)
Net change from current period hedged transactions		4.8	(1.8)	2.6
Insurance reserves:
Losses and loss adjustment expenses		(203.0)	402.5	1,292.2
Unearned premiums		18.0	(91.6)	174.1
Reinsurance recoverables:
Unpaid losses		(236.3)	(575.8)	(943.7)
Ceded unearned premiums		116.0	(44.8)	(257.6)
Other receivables		(0.4)	29.9	(48.2)
Deferred policy acquisition costs		(41.1)	41.7	69.4
Reinsurance premiums payable		19.5	52.1	23.8
Funds withheld		6.8	8.0	(26.7)
Premiums receivable		144.8	31.6	(88.7)
Income tax payable		(1.2)	1.6	15.9
Accrued expenses and other payable		(19.3)	(88.2)	147.0
Fair value of derivatives and settlement of liabilities under derivatives		73.8	5.9	(16.6)
Long-term debt and loan notes issued by variable interest entities		0.1	(44.0)	(70.6)
Operating lease liabilities		(18.0)	0.0	0.0
Other assets		(1.6)	0.5	0.5
Net cash (used in) operating activities		(337.8)	(304.5)	(111.5)
Cash flows from/(used in) investing activities:
(Purchases) of fixed income securities — Available for sale		(1,650.7)	(1,785.6)	(1,573.2)
(Purchases) of fixed income securities — Trading		(1,169.1)	(1,260.9)	(1,312.9)
Proceeds from sales and maturities of fixed income securities — Available for sale		2,105.3	1,647.1	2,018.8
Proceeds from sales and maturities of fixed income securities — Trading		1,302.7	1,661.0	957.6
(Purchases) of equity securities — Trading		0.0	(16.5)	(131.3)
Net proceeds of catastrophe bonds — Trading		7.5	(4.1)	7.4
Proceeds from sales of equity securities — Trading		0.0	505.6	316.3
(Purchases) of short-term investments — Available for sale		(182.7)	(130.8)	(130.7)
Proceeds from sale of short-term investments — Available for sale		159.0	113.2	189.5
(Purchases) of short-term investments — Trading		(193.6)	(16.4)	(96.0)
Proceeds from sale of short-term investments — Trading		141.1	78.9	212.0
(Purchases) of privately-held investments — Trading		(287.3)	0.0	0.0
Proceeds from sale of privately-held investments — Trading		9.8	0.0
Net change in (payable)/receivable for securities (purchased)/sold		(0.4)	(5.5)	(9.9)
Net (purchases) of investments, equity method		0.0	(100.0)	0.0
Net proceeds in (purchases)/sales from other investments		0.0	0.0	(0.5)
(Net) purchases of equipment		(22.2)	(27.3)	(35.0)
Sale of investment		0.0	0.0	9.3
Net (purchases) of investments, equity method		(1.1)	(1.4)	(2.4)
Net cash from/(used in) investing activities		218.3	657.3	419.0
Cash flows from/(used in) financing activities:
Proceeds from the issuance of ordinary shares, net of issuance costs		1.4	2.7	0.5
Ordinary shares canceled		(0.1)	0.0	(30.0)
Preference shares issuance		241.6	0.0	0.0
Preference share redemption		0.0	0.0	(293.2)
Buy-out of minority interest		(0.8)	0.0	0.0
Repayment of long-term debt issued by Silverton		(7.7)	(86.4)	(115.6)
Dividends paid on ordinary shares		0.0	(42.9)	(56.2)
Dividends paid on preference shares		(35.9)	(30.5)	(36.2)
Dividends paid to non-controlling interest		0.0	(0.1)	(0.1)
Contingent consideration - earn out provision settlement		0.0	(11.7)	0.0
Long-term debt repayment		(125.0)	(125.0)	0.0
Make-whole payment		(5.5)	(8.6)	0.0
Cash paid for withholdings purposes	[1]	(2.8)	(4.7)	(9.6)
Net cash from/(used in) financing activities		65.2	(307.2)	(540.4)
Effect of exchange rate movements on cash and cash equivalents		1.1	(16.7)	13.9
(Decrease)/increase in cash and cash equivalents		(53.2)	28.9	(219.0)
Cash and cash equivalents at beginning of period		1,083.7	1,054.8
Cash and cash equivalents at end of period		1,030.5	1,083.7	1,054.8
Supplemental disclosure of cash flow information:
Net cash (received)/paid during the period for income tax		(4.7)	(0.3)	3.4
Cash paid during the period for interest		$ 19.0	$ 25.3	$ 29.0

[1]	The cash paid to the tax authority when withholding shares from employees’ awards for tax-withholding purposes has been reclassified from operating activity to financing activity following the adoption of ASU 2016-09 -“Compensation — Stock Compensation”.